Share-based Compensation - Summary of Share Option Activity (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥) ¥ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options, Outstanding beginning balance | shares	10,000,000
Number of options granted | shares	2,893,020
Number of options, Exercised | shares	(500,000)
Number of options, Forfeited | shares	(217,437)
Number of options, Outstanding ending balance | shares	12,175,583
Number of options, Vested and expected to vest at December 31, 2018 | shares	11,996,500
Number of options, Exercisable at December 31, 2018 | shares	4,797,106
Weighted Average Exercise Price, Outstanding beginning balance | ¥ / shares	¥ 0.0007
Weighted Average Exercise Price, Granted | ¥ / shares	0.0007
Weighted Average Exercise Price, Exercised | ¥ / shares	0.0007
Weighted Average Exercise Price, Forfeited | ¥ / shares	0.0007
Weighted Average Exercise Price, Outstanding ending balance | ¥ / shares	0.0007
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2018 | ¥ / shares	0.0007
Weighted Average Exercise Price, Exercisable at December 31, 2018 | ¥ / shares	¥ 0.0007
Weighted Average Remaining Contractual Life, Outstanding	8 years 1 month 6 days
Weighted Average Remaining Contractual Life, Vested and expected to vest at December 31, 2018	8 years 1 month 6 days
Weighted Average Remaining Contractual Life, Exercisable at December 31, 2018	7 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding ending balance | ¥	¥ 1,939,500
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2018 | ¥	1,910,973
Aggregate Intrinsic Value, Exercisable at December 31, 2018 | ¥	¥ 764,151
Weighted Average Grant Date Fair Value, Granted | ¥ / shares	¥ 130.51
Weighted Average Grant Date Fair Value, Outstanding ending balance | ¥ / shares	¥ 33,950
Weighted Average Grant Date Fair Value, Vested and expected to vest at December 31, 2018 | shares	32.55
Weighted Average Grant Date Fair Value, Exercisable at December 31, 2018 | shares	3.74